UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-00018

                             AMERITOR SECURITY TRUST
                             -----------------------
               (Exact name of registrant as specified in charter)

                           4400 MacArthur Blvd. N. W.
                          Washington, D. C. 20007-2521
                          ----------------------------
               (Address of principal executive offices) (Zip code)

                                  JEROME KINNEY
                           4400 MacArthur Blvd. N. W.
                          Washington, D. C. 20007-2521
                          ----------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 424-8570
                                                    --------------

Date of fiscal year end: June 30, 2004
                         -------------

Date of reporting period: 12 month period ended June 30, 2004
                          -----------------------------------

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain;
for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.
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
(a) Issuer Artisan Components, Inc
(b) Symbol ARTI
(c) CUSIP 42923102
(d) Date 3/11/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Amendment to the 2003 stock plan                              For             For            For
Issuer                          Amendment to the 1997 direcor option plan                     For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer Ashworth, Inc
(b) Symbol ASHW
(c) CUSIP 04516H101
(d) Date 3/24/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For

(a) Issuer                      Axcelis Technologies, Inc.
(b) Symbol                      ACLS
(c) CUSIP                       54540109
(d) Date                        4/29/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer Charlotte Russe Holding, Inc
(b) Symbol CHIC
(c) CUSIP 161048103
(d) Date 2/10/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For

(a) Issuer                      Conn's Inc
(b) Symbol                      CONN
(c) CUSIP 208242107
(d) Date 6/3/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Amendment to our certificate of incorporation                 For             For            For
Issuer                          Amendment and restated 2003 incentive stock option plan       For             For            For

(a) Issuer CSS Industried, Inc
(b) Symbol CSS
(c) CUSIP 125906107
(d) Date 8/6/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For

(a) Issuer First Bancorp
(b) Symbol FBP
(c) CUSIP 318672102
(d) Date 4/29/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Elect director for a term of one year                         For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For
Issuer                          Consider any other matters                                    For             For            For

(a) Issuer Fremont General Corporation
(b) Symbol FMT
(c) CUSIP 357288109
(d) Date 5/20/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Approval of executive officer annual bonus plan               For             For            For
Issuer                          Approval of executive officer long-term incentive             For             For            For
Issuer                          Approval of supplemental executive retirement plan            For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer Helen of Troy Limited Annual
(b) Symbol HELE
(c) CUSIP G4388N106
(d) Date 8/26/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Amendment to the 2003 stock plan                              For             For            For
Issuer                          Amendment to the 1997 cash bonus preformance plan             For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer Indymac Bancorp, Inc
(b) Symbol NDE
(c) CUSIP 456607100
(d) Date 4/28/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Approval of the 2002 incentive plan                           For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer Labor Ready, Inc
(b) Symbol LRW
(c) CUSIP 505401208
(d) Date 6/2/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer MCG Capital Corporation
(b) Symbol MCGC
(c) CUSIP 58047P107
(d) Date 5/19/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For
                                                                                                                             For

(a) Issuer The Midland Company
(b) Symbol MLAN
(c) CUSIP 597486109
(d) Date 4/8/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Approve the adoption of executive annual incentive plan       For             For            For
Issuer                          Approve 2002 employee incentive stock plan                    For             For            For
Issuer                          Approve acquisition program                                   For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer Northern Dynasty Minerals LTD
(b) Symbol NDMLF
(c) CUSIP 66510M204
(d) Date 6/23/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Fixing the size if the board of directors                     For             For            For
Issuer                          Appoint De Visser Gray as auditor of the company              For             For            For
Issuer                          Alter articles to provide an unlimited num.of common stock    For             For            For
Issuer                          Authorize the board to incarease stock                        For             For            For
Issuer                          Amendmend share option plan                                   For             For            For

(a) Issuer Offshore Logistics, Inc
(b) Symbol OLG
(c) CUSIP 676255102
(d) Date 9/15/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Approval of 2003 nonqualified stock option plan               For             For            For

(a) Issuer Polymedica Corporation
(b) Symbol PLMD
(c) CUSIP 731738100
(d) Date 9/26/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer Regis Corportion
(b) Symbol RGS
(c) CUSIP 758932107
(d) Date 10/3/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For

(a) Issuer Ruby Tuesday, Inc
(b) Symbol RI
(c) CUSIP 781182100
(d) Date 10/7/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Approve 2003 stock incentive plan                             For             For            For
Stockholder                     Request of review policies and issuance of reports            Against         Against        Against

(a) Issuer Russel Corportion
(b) Symbol RML
(c) CUSIP 782352108
(d) Date 4/21/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Approve the agreement and plan of merger dtd 1/30/04          For             For            For

(a) Issuer Sonicwall, Inc
(b) Symbol SNWL
(c) CUSIP 835470105
(d) Date 12/12/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Amendment to bylaw to increase number of directors            For             For            For
Issuer                          Amendment to the 1999 employee stock purchase plan            For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For
Issuer                          Proxies are authorized to vote upon any other business        For             For            For

(a) Issuer Stage Stores, inc
(b) Symbol STGS
(c) CUSIP 85254C305
(d) Date 6/3/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For
Issuer                          Approval of material terms or executive officer performance   For             For            For
Issuer                          Approval of amended and restated 2001 equity incent.plan      For             For            For

(a) Issuer Texas Capital Bancshares, Inc
(b) Symbol TCBI
(c) CUSIP 88224Q107
(d) Date 5/18/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For

(a) Issuer Total Entertainment Restaurant Corp.
(b) Symbol TENT
(c) CUSIP 8.92E+104
(d) Date 4/5/2004
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For
Issuer                          Amend 1997 directors stock option plan                        For             For            For
Issuer                          Ammend 1997 incentive stock option plan                       For             For            For

(a) Issuer World Acceptance Corporation
(b) Symbol WRLD
(c) CUSIP 981419104
(d) Date 8/6/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

(a) Issuer Zoran Corporation
(b) Symbol ZRAN
(c) CUSIP 98975F101
(d) Date 8/8/2003
(f) By                          (e) Proposal                                                  (g) Vote        (h) Vote       (i) MRV
Issuer                          Elect director nominees                                       For             For            For
Issuer                          Approve the issuance of shares of common stock                For             For            For
Issuer                          Approve an amendment to certificate of incorporation          For             For            For
Issuer                          Approve an amendment to 1995 employee stock                   For             For            For
Issuer                          Ratify the election of certified public accountants           For             For            For

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                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Ameritor Security Trust


By (Signature and Title)*               /s/ Jerome Kinney
                                        President

Date                                    August 31, 2004

* Print the name and title of each signing officer under his or her signature.